Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net (loss) income per share:

	Year Ended December 31,
	2023	2024	2025
Numerator:
Net loss	$(29,373)	$(11,457)	$(32,936)

Denominator:
Weighted-average shares used in computing net loss per share, basic and diluted	77,752,960	80,825,695	84,817,195
Net loss per share, basic and diluted	$(0.38)	$(0.14)	$(0.39)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2023	2024	2025
Outstanding share options	7,351,711	5,144,220	3,223,612
RSUs	4,003,336	5,024,954	5,149,481
Total	11,355,047	10,169,174	8,373,093